Adjusting items included in taxation	6 Months Ended
Jun. 30, 2023
Adjusting Items Included in Taxation [Abstract]
Adjusting items included in taxation
Adjusting items included in taxation
The Group’s tax rate is affected by the adjusting items referred to below and by the inclusion of the share of associates and joint ventures post-tax profit in the Group’s pre-tax results.
Adjusting items in 2023 included a charge of £10 million (30 June 2022: £6 million) relating to the revaluation of deferred tax liabilities arising on trademarks recognised in the Reynolds American acquisition in 2017 due to changes in U.S. state tax rates.
The adjusting tax item also includes £8 million (30 June 2022: £105 million) in respect of the taxation on other adjusting items, which are described on pages 29 to 32.
Refer to page 39 for the Franked Investment Income Group Litigation Order update.
As the above items are not reflective of the ongoing business, they have been recognised as adjusting items within taxation. All of the adjustments noted above have been included in the adjusted earnings per share calculation on page 36.